Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment, net
Property, plant and equipment, gross	$ 9,703	$ 10,232
Accumulated depreciation	(5,792)	(6,187)
Total property, plant and equipment, net	3,911	4,045
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	313	256
Accumulated depreciation	(135)	(123)
Total capital lease assets, net	178	133
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	531	575	$ 586
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,622	3,925
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	178	164
Machinery and equipment [Member]
Property, plant and equipment, net
Property, plant and equipment, gross	5,495	5,785
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	135	92
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 586	$ 522